      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2018

                                                             FILE NO. 333-209070

                                                              FILE NO. 811-22726

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 4                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 98

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

          10 WEST MARKET STREET, SUITE 2300 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
                     ONE FINANCIAL PLAZA, 755 MAIN STREET,
                         24TH FLOOR, HARTFORD, CT 06103

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on      ,     , pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on      ,     , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                         INCORPORATED BY REFERENCE NOTE

The prospectus in Part A and Statement of Additional Information in Part B of this Post-Effective Amendment No. 4, including financial statements, are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-209070), as filed on April 18, 2018 and effective on May 1, 2018.

Two Supplements dated June 1, 2018 to the Prospectus are included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 4 does not supersede Post-Effective Amendment No. 3 filed on April 18, 2018.

                                     PART A

                     FORERETIREMENT IV VARIABLE ANNUITY

     SUPPLEMENT DATED JUNE 1, 2018 TO YOUR PROSPECTUS DATED MAY 1, 2018


Effective immediately, the minimum expense in the Total Annual Fund Operating Expenses table in section 2. Fee Summary is reduced from 0.40% to 0.31%.

Effective immediately, the B Share and C Share Example tables in section 2. Fee Summary are deleted in their entirety and replaced with the following tables:


B SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:

                   1 year                                                                          $1,705
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $3,238
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $4,300
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $8,540
                   ---------------------------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:

                   1 year                                                                          $   809
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $2,541
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $4,250
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $8,490
                   ---------------------------------------------------------------------------------------


(3)  If you do not Surrender your Contract:

                   1 year                                                                          $   859
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,591
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,300
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,540
                   ---------------------------------------------------------------------------------------

C SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:

                   1 year                                                                          $   871
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,617
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,364
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,689
                   ---------------------------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:

                   1 year                                                                          $   821
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,567
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,314
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,639
                   ---------------------------------------------------------------------------------------

(3)  If you do not Surrender your Contract:

                   1 year                                                                          $   871
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,617
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,364
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,689
                   ---------------------------------------------------------------------------------------

          THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FRIV-060118-MC

                     FORERETIREMENT IV VARIABLE ANNUITY

                        SUPPLEMENT DATED JUNE 1, 2018
  TO YOUR PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1,
                                    2018


Effective immediately, the address for Global Atlantic Distributors, LLC in section 7.d. How Contracts Are Sold, in the prospectus is deleted in its entirety and replaced with the following:

     The principal business address of Global Atlantic Distributors, LLC is One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103.

Effective immediately, all references in the prospectus and Statement of Additional Information to Simsbury as a location for one of Forethought Life Insurance Company's offices are deleted and replaced with Hartford.

          THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FRIV-060118-AC

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Maximum Daily Value Death Benefit Rider III(7)
     (4)   (c)   Return of Premium Death Benefit Rider III(7)
     (4)   (d)   Enhanced Return of Premium Death Benefit Rider IV(7)
     (4)   (e)   Enhanced Guaranteed Lifetime Withdrawal Benefit Rider III(7)
     (4)   (f)   Fund Facilitation Fee Rider(6)
     (4)   (g)   Contract Maturity Date Rider(6)
     (4)   (h)   Nursing Home Waiver of Contingent Deferred Sales Charge
                 Rider(7)
     (4)   (i)   Fixed Account Rider(7)
     (4)   (j)   Joint Annuitant Rider(7)
     (4)   (k)   Liquidity Rider(7)
     (4)   (l)   Individual Retirement Annuity Rider(7)
     (4)   (m)   Roth Individual Retirement Annuity Rider(7)
     (5)   Form of Application.(7)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Contracts of Reinsurance.
           (a)   Commonwealth Annuity and Life Insurance Company(8)
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (c)   Lord Abbett Series Funds, Inc.(2)
     (8)   (d)   PIMCO(2)
     (8)   (e)   Putnam Variable Trust(2)
     (8)   (f)   American Funds(2)
     (8)   (g)   MFS Variable Insurance Trust(4)
     (8)   (h)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (i)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (j)   Forethought VIT Funds(5)
     (8)   (k)   Goldman Sachs Variable Insurance Trust(6)
     (9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm.
     (11)  No financial statements are omitted.(10)
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.
     (99)  (a)   John J. Fowler dated March 26, 2018 (10)
     (99)  (b)   Robert M. Arena, Jr. dated April 10, 2017 (9)
     (99)  (c)   Hanben Kim Lee dated April 13, 2017 (9)
     (99)  (d)   Peter Cai dated March 8, 2018 (10)
     (99)  (e)   Gilles Dellaert dated March 8, 2018 (10)
     (99)  (f)   David Wilken dated March 6, 2018 (10)
     (99)  (g)   Eric D. Todd dated March 29, 2018 (10)

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-201683, filed on January 26, 2015.
(7) Incorporated by reference to the Initial filing of the Registration Statement, File No. 333-209070, filed on January 21, 2016.
(8) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on March 22, 2016.
(9) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on April 18, 2017.
(10) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on April 18, 2018.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                             POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------
Robert M. Arena, Jr. (1)               President, Director (Chairman)*
Hanben Kim Lee (2)                     Executive Vice President, Director*
Peter Cai (2)                          Chief Risk Officer, Director*
Mary L. Cavanaugh (3)                  Chief Compliance Officer
Gilles M. Dellaert (2)                 Chief Investment Officer, Director*
John J. Fowler (3)                     Chief Financial Officer
Brian Hendry (2)                       Chief Audit Executive
David Jacoby (2)                       Chief Accounting Officer
Lori LaForge (1)                       Chief Marketing Officer
Daniel O'Shea (1)                      Chief Human Resources Officer
Samuel Ramos (2)                       Chief Legal Officer and General Counsel
Kathleen M. Redgate (2)                Chief Operating Officer
David K. Mullen (4)                    Head of Preneed
Paula G. Nelson (4)                    Head of Retirement
David Wilken (6)                       Head of Life, Director*
Mark Buono (2)                         Managing Director
Mark Elming (6)                        Managing Director
April Galda (7)                        Managing Director
Jonathan Hecht (2)                     Managing Director
Justin MacNeil (3)                     Managing Director and Assistant Treasurer
Deva Mishra (2)                        Managing Director
Paul Mistretta (Field)                 Managing Director
Philip Sherrill (2)                    Managing Director
Scott D. Silverman (7)                 Managing Director and Assistant Secretary
Eric D. Todd                           Managing Director, Director*
Paul Vambutas (2)                      Managing Director
Kenneth J. Bohrer (4)                  Senior Vice President
Debra Casey (3)                        Senior Vice President
Dennis M. Cody (1)                     Senior Vice President
Michael H. Ebmeier (5)                 Senior Vice President
Robert J. Egan (3)                     Senior Vice President, Valuation and Appointed Actuary
Mark Erickson (2)                      Senior Vice President
Susan L. Fiengo (1)                    Senior Vice President
Brenda L. Gempler (Field)              Senior Vice President
Mark E. Gempler (Field)                Senior Vice President
John Giamalis (1)                      Senior Vice President and Treasurer
Maureen Henderson (6)                  Senior Vice President, Associate General Counsel, and Assistant Secretary
Simeon R. Hernandez, III (Field)       Senior Vice President
Rodney R. Howard (1)                   Senior Vice President
Virginia H. Johnson (3)                Senior Vice President, Associate General Counsel, and Secretary
Kevin Kimmerling (4)                   Senior Vice President, Associate General Counsel, and Assistant Secretary
Larry E. Mitzman                       Senior Vice President
Sarah M. Patterson (1)                 Senior Vice President, Associate General Counsel, and Assistant Secretary
Dean Pentikis (2)                      Senior Vice President
Jason M. Roach (3)                     Senior Vice President
Gary Silber (2)                        Senior Vice President, Associate General Counsel, and Assistant Secretary
Matthew P. Stone (1)                   Senior Vice President
John D. Walls II                       Senior Vice President
Cathy L. Wildt (4)                     Senior Vice President
Sarah Williams (2)                     Senior Vice President
Gregg Anderson                         Vice President
Eileen DeMayo (1)                      Vice President
Thomas Doruska (6)                     Vice President
Elizabeth Gioia (1)                    Vice President, Assistant General Counsel, and Assistant Secretary
Deborah Kohrman (4)                    Vice President
Kevin Leavey (3)                       Vice President
Tonya Maxwell (6)                      Vice President
Natalie Wagner (3)                     Vice President, SEC Rule 38a-1 Chief Compliance Officer, Privacy Officer,
                                       Anti-Money Laundering Officer, and Special Investigative Unit Officer
Margot K. Wallin (3)                   Vice President

* Denotes Board of Directors

Unless otherwise indicated, the principal business address of each of the above individuals is 10 West Market Street, Suite 2300, Indianapolis, IN 46204.

(1)  One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(2)  4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

(3)  20 Guest Street, Brighton, MA 02135

(4)  One Forethought Center, Batesville, IN 47006

(5)  400 Berwyn Park, Suite 310, 899 Cassatt Road, Berwyn, PA 19312

(6)  Davis Brown Tower, 215 10th Street, 11th Floor, Des Moines, IA 50309

(7)  19 Par-La-Ville Road, Second Floor, Hamilton HM 11, Bermuda

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%------100%----
                                                         |                  |
                                                         |                  |
                                                    ------------      ------------
                                                    |  GLOBAL  |      | ARIEL RE |
                                                    | ATLANTIC |      |(HOLDINGS)|
                                                    | FINANCIAL|      |  LIMITED |
                                                    |   LIFE   |      | (Bermuda)|
                                                    |  LIMITED |      ------------
                                                    | (Bermuda)|
                                                    ------------
                                                           |
                                                           |
                                                          100%
                                                           |
                                                           |
                                                  -------------------
                                                  | COMMONWEALTH RE |
                                                  |  MIDCO LIMITED  |
                                                  |    (Bermuda)    |
                                                  -------------------
                                                           |
                                                           |
                                                           |
          -------------------------------------------------------
          |                               |                     |
         100%                            100%                  100%
          |                               |                     |
    -------------------         ----------------------          |
    | GLOBAL ATLANTIC |         | GLOBAL ATLANTIC RE |          |
    |   RE LIMITED    |         |    II LIMITED      |          |
    |   (BERMUDA)     |         |    (BERMUDA)       |          |
    -------------------         ----------------------          |
                                                           ------------
                                                           |  GLOBAL  |
                                                           | ATLANTIC |
                          ---------------------------------|  (FIN)   |--------
                          |                                | COMPANY  |       |
                          |                                |(Delaware)|       |
                          |                                ------------       |
                          |                                           |       |
                          |                                          100%     |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
     -------------------------------------                            |       |
     |                |                  |                            |       |
    100%             100%               100%                          |       |
     |                |                  |                            |       |
--------------- ------------------ ------------------                 |       |
|  FORELIFE   | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC |                 |       |
|   AGENCY,   | |   INVESTMENT   | | DISTRIBUTORS,  |                 |       |
|    INC.     | |   ADVISORS,    | |     LLC        |                 |       |
|  (Indiana)  | |      LLC       | |  (Delaware)    |                 |       |
|             | |   (Indiana)    | |                |                 |       |
--------------- ------------------ ------------------                 |       |
                                                                      |       |
                                                                      |       |
                                                                      |       |
                                                          -----------------   |
                                                          | COMMONWEALTH  |   |
                                                          |   ANNUITY &   |   |
                                                          |     LIFE      |   |
                                                          |   INSURANCE   |   |
                                                          |    COMPANY    |   |
                                                          |(Massachusetts)|   |
                                                          -----------------   |---------------------
                                                                    |                   |          |
                       --------------------------------------------------------         |          |
                       |                    |               |                 |         |          |
                      100%                 100%            100%              100%       |          |
                       |                    |               |                 |         |          |
             ---------------      ---------------   -----------------   ------------    |          |
             | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
             |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
             |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
             |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
             | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                   |              ---------------   ------------------        |         |          |  |   RISK   |
                   |                     |                                    |         |          |  | ADVISORS,|
         ----------------------          |                                    |         |          |  |   L.P.   |
         |                    |         100%                                  |         |          |  |(Delaware)|
        100%                 100%        |                                    |         |          |  ------------
         |                    |          |                                    |         |          |
--------------   -----------------  --------------                            |         |          |
|  CONSUMER  |   |     FLIC      |  | FORETHOUGHT |                           |         |          |
|  PIPELINE  |   |   PROPERTIES, |  |  HOLDINGS,  |                           |         |          |
|  TRUST II  |   |      LLC      |  |    LLC      |                           |         |          |
| (DELAWARE) |   |   (Indiana)   |  |  (Indiana)  |                           |         |          |
--------------   -----------------  ---------------                           |         |          |
                                                                              |        10%         |  ------------
                                                                              |         |        100% | GA RISK  |
                                                                              |         |          |  | ADVISORS,|
                                                                              |         |          ---|   INC.   |
                                                                              |         |          |  |(Delaware)|
                                                                              |         |          |  ------------
                                                                              |         |          |
                                                                              |         |          |  ------------
          ---------------------------------------------------------------------         |        100% | GLOBAL   |
          |           |             |           |           |             |             |          |  | ATLANTIC |
         100%        100%          100%        100%        100%          90%            |          ---| FINANCIAL|
          |           |             |           |           |             |             |          |  | COMPANY  |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |     |  -------------------
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------   100% |     GLOBAL      |
                               ----------  -----------  ------------                               |  |     ATLANTIC    |
                                                                                                   ---|    EQUIPMENT    |
                                                                                                      | MANAGEMENT, LLC |
                                                                                                      |    (Delaware)   |
                                                                                                      -------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Global Atlantic                        100%
Life Insurance Company                             (Fin) Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Consumer Pipeline          Invests in loan assets  Forethought Life                       100%
Trust II                                           Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Global Atlantic                        100%
                           preneed permit          (Fin) Company
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                   100%
Insurance Company          insurance and           and Life Insurance
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                   100%
Insurance Company          insurance and           and Life Insurance
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Company
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Global Atlantic                        100%
Distributors, LLC          Broker-dealer           (Fin) Company
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Service Company         Global Atlantic (Fin)                  100%
Equipment Management,                              Company
LLC
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Commonwealth Re MidCo                  100%
Company                    company for L&A         Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Company
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Global Atlantic (Fin)                  100%
Investment                 registered with SEC     Company
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re         Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re II      Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Company
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         Limited liability       Accordia Life and                       90%  Global Atlantic (Fin)            10%
                           company with limited    Annuity Company                              Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2018 there were 1,789 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Global Atlantic Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Global Atlantic Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------------
Robert M. Arena, Jr. (1)      President, Manager (Chairman)
Jeffrey Harpel (4)            Chief Financial Officer
Paula G. Nelson (1)           Head of Distribution, Manager
Margot K. Wallin (3)          Senior Vice President, Chief Compliance Officer
Samuel Ramos (5)              General Counsel and Secretary
John J. Fowler (5)            Treasurer
Ronald Hensel (1)             Vice President
Dean Siegel (1)               Vice President
Justin MacNeil (3)            Assistant Treasurer
Virginia H. Johnson (3)       Assistant Secretary
Sarah M. Patterson (1)        Assistant Secretary
Eric D. Todd (2)              Manager

(1) One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(2) 10 West Market Street, Suite 2300, Indianapolis, IN 46204

(3) 20 Guest Street, Brighton, MA 02135

(4) 587 Grahams Woods Road, Carlisle, PA 17015

(5) 4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

       (c) Commissions received by Global Atlantic Distributors, LLC with respect to all variable annuities issued by Forethought Life Insurance Company during 2017.

                              Net Underwriting
Name of Principal               Discounts and         Compensation on        Brokerage
Underwriter                      Commissions             Redemption         Commissions    Compensation
--------------------------------------------------------------------------------------------------------
Global Atlantic
Distributors, LLC          $           23,654,086*   $                0   $            0   $           0

* Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2017 with regard to the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance
     Company at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 1st day of June 2018.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    John J. Fowler                          *By:   /s/ Sarah M. Patterson
       --------------------------------------         -----------------------------------
       John J. Fowler                                 Sarah M. Patterson
       Chief Financial Officer*                       Attorney-in-Fact

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:    John J. Fowler
       --------------------------------------
       John J. Fowler
       Chief Financial Officer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert M. Arena, Jr., Director (Chairman), President            *By:   /s/ Sarah M. Patterson
Hanben Kim Lee, Director, Executive Vice President                     -----------------------------------
Peter Cai, Director, Chief Risk Officer                                Sarah M. Patterson
Gilles M. Dellaert, Director, Chief Investment Officer                 Attorney-in-Fact
David Wilken, Director, Head of Life                            Date:  June 1, 2018
Eric D. Todd, Director, Managing Director

                                 EXHIBIT INDEX

(9)      Opinion and Consent of Sarah M. Patterson, Senior Vice President and
         Associate General Counsel
(10)     Consent of Independent Registered Public Accounting Firm